Non-controlling Interests - Schedule of Effects of Changes in Ownership Interest on Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	$ 413,333	$ 238,065	$ 296,130
Share option gain	5,752
Decrease in the Group's additional paid-in capital resulting from disposal of a subsidiary	64	20,498
Increase in the Group's additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding's IPO		233,347
Decrease in the Group's additional paid-in capital resulting from repurchase shares from non-controlling interests			(92,373)
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	413,333	238,065	296,130
Share option gain	5,752
Decrease in the Group's additional paid-in capital resulting from disposal of a subsidiary		(371)
Decrease in the Group's additional paid-in capital resulting from repurchase shares from non-controlling interests	(20,045)	(15,190)	(63,721)
Changes from net income attributable to New Oriental Education & Technology Group Inc.'s shareholders and transfers to non-controlling interests	399,143	522,586	118,625
Kooleam Holding [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
(Decrease) increase in the Group's additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	$ 103	160,871	$ (113,784)
Increase in the Group's additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding's IPO		$ 139,211